Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of operating lease related assets and liabilities recorded on the balance sheets
	December 31, 2022	December 31, 2021
ROU lease assets	$13,921,825	$11,644,192

Operating lease liabilities – current	$1,770,398	$1,622,642
Operating lease liabilities – non-current	12,620,070	9,846,224
Total operating lease liabilities	$14,390,468	$11,468,866

Schedule of weighted average remaining lease terms and discount rates for all of operating leases
	December 31, 2022	December 31, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	8.53	7.22
Weighted average discount rate *	4.35%	4.87%

*	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC, and for lease contracts entered in fiscal year 2022, the Company used new incremental borrowing rate of 3.95%. The Company used incremental borrowing rate 3.75% for its lease contracts in the United States.

Schedule of maturities of lease liabilities
2023	$2,433,761
2024	2,151,340
2025	1,924,110
2026	1,793,273
2027	1,761,804
Thereafter	7,478,878
Total lease payments	17,543,166
Less: imputed interest	(3,152,698)
Present value of lease liabilities	$14,390,468